INCOME TAX EXPENSE AND DEFERRED TAXES - Income tax rates applicable in each jurisdiction where the Company operates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax rates
Applicable rate	25.00%	30.00%
Chile
Income tax rates
Applicable rate		27.00%	27.00%	27.00%
Brazil
Income tax rates
Applicable rate		34.00%	34.00%	34.00%
Argentina
Income tax rates
Applicable rate		35.00%	30.00%	30.00%
Paraguay
Income tax rates
Applicable rate		10.00%	10.00%	10.00%